Consolidated and Combined Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 31.5	$ 16.4	$ 60.2	$ (62.8)	$ 72.7	$ (161.5)	$ (20.7)	$ (30.2)	$ (98.3)	$ 86.5	$ (310.7)	$ (47.9)
Other comprehensive income (loss):
Change in foreign currency translation gains (losses)	(30.2)				119.2					(47.1)	210.1	(230.7)
Change in defined benefit pension and retiree health benefit plans, net of taxes	2.0				(0.6)					25.4	(9.8)	(4.3)
Other comprehensive income (loss), net of tax	(28.2)				118.6					(21.7)	200.3	(235.0)
Comprehensive income	$ 3.3				$ 191.3					$ 64.8	$ (110.4)	$ (282.9)